Leases	6 Months Ended
Jun. 30, 2025
Leases [Abstract]
LEASES

6. LEASES

Operating leases as lessee

The Company’s leasing activities primarily consist of one operating lease for offices. ASC 842 requires leases to recognize right-of-use assets and lease liabilities on the balance sheet. The Company has elected an accounting policy to not recognize short-term leases (one year or less) on the balance sheet.

For the six months ended June 30, 2024 and 2025, the Company incurred operating lease expenses of $3,049 and $20,360, respectively. The operating lease expenses were charged to general and administrative expense.

The Company terminated its office leases on December 30, 2024 without penalty for termination and derecognized the lease liability and net right-of-use assets of $116,454 and $100,363, respectively, on the effective date of termination.

On December 30, 2024, Beijing Feitian signed a short-term lease agreement with the lessor, Beijing Chaoyang Laiguangying Agricultural and Industrial Corporation, starting from January 1, 2025, with a quarterly rent of RMB77,526 (approximately $10,774).

Cash flow information related to operating leases consists of the following:

	For the six months ended
	June 30, 2024	June 30, 2025
	(Unaudited)	(Unaudited)
Cash paid for amounts in the measurement of lease liabilities	$(27,119)	$—